                                GAMNA FOCUS FUND



                               SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                                DECEMBER 31, 2000

Dear Shareholders:

     2000 was a challenging year with tremendous market volatility and a rapidly changing economic environment. The year began with a booming U.S. economy pushing the equity markets and primarily technology stocks higher. Consumers remained confident given a strong job market and several years of healthy stock gains.

     By summer, there were early signs that a series of interest rate hikes by the Federal Reserve, intended to cool the economy, were starting to work. The Treasury curve in June of recently issued government securities became inverted. This is when shorter term treasuries (2-year) are higher in yield than longer term treasuries (30-year). An inverted Treasury curve typically signals a slowing economy within 6-9 months. This is an indicator that we normally focus upon, but with the U.S. Government using the federal surplus to buy back treasuries we were unsure the yield curve was still a reliable predictor of future economy activity. Unfortunately, it was very accurate. Corporate bond yields were widening relative to treasury yields and the appetite for high yield debt dropped dramatically, also signs of a weakening economic environment. Due to the strength of the economy during the first half of 2000, we anticipated that the economy would slow to approximately a 3-3.5% GDP growth rate. Our portfolio was not positioned for the steep decline in economic activity which resulted in fourth quarter GDP growth of only 1.4%, and our performance suffered as a result. In addition, fears concerning future earnings growth, rising fuel prices and renewed investor discipline concerning valuations resulted in a steep drop in the equity markets during the fourth quarter of 2000.

     Although we begin the new year mired in a difficult economic environment, we see several reasons for optimism. The most important one being the Federal Reserve has already begun to lower interest rates. The Treasury curve has also changed from an inverted shape to a normal rising slope projecting a better economic environment later this year. Corporate bond issuance for investment grade and high yield debt has been very strong in January indicating companies are able to raise money again.

     We remain confident that the markets will improve during 2001 and we expect to outperform the general market indices for large capitalization stocks as is always our goal.

     Thank you for your continued support and trust in GAMNA.

Very truly yours,

/s/ Mark P. Bronzo

Mark P. Bronzo
Chairman, President and CEO                                     February 6, 2001

                                GAMNA FOCUS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS

                                DECEMBER 31, 2000

                                   (UNAUDITED)

                                                                                     SHARES           VALUE
                                                                                     -------      ------------
COMMON STOCK--99.6%
BANKS--MAJOR REGIONAL--5.1%
   Wells Fargo & Company .......................................................     122,235      $  6,806,962
                                                                                                  ------------
BIOMEDICAL/GENE--3.9%
   Amgen, Incorporated** .......................................................      82,950         5,303,616
                                                                                                  ------------
COMPUTERS--MEMORY DEVICES--8.2%
   EMC Corporation** ...........................................................      98,008         6,517,532
   VERITAS Software Corporation** ..............................................      52,681         4,609,587
                                                                                                  ------------
                                                                                                    11,127,119
                                                                                                  ------------
COSMETICS & TOILETRIES--4.9%
   Kimberly-Clark Corporation ..................................................      94,248         6,662,391
                                                                                                  ------------
ELECTRONIC COMPONENTS--MISC.--8.9%
   Celestica, Incorporated** ...................................................      58,701         3,184,529
   Solectron Corporation** .....................................................     101,110         3,427,629
   Xilinx, Incorporated** ......................................................     118,278         5,455,573
                                                                                                  ------------
                                                                                                    12,067,731
                                                                                                  ------------
ELECTRIC--GENERATION--3.9%
   AES Corporation** ...........................................................      93,957         5,202,869
                                                                                                  ------------
FIBER OPTICS--7.9%
   CIENA Corporation** .........................................................      80,220         6,527,903
   JDS Uniphase Corporation** ..................................................      98,729         4,115,765
                                                                                                  ------------
                                                                                                    10,643,668
                                                                                                  ------------
FINANCIAL SERVICES--9.0%
   Merrill Lynch & Company, Incorporated .......................................      84,440         5,757,753
   Morgan Stanley Dean Witter & Company ........................................      81,501         6,458,954
                                                                                                  ------------
                                                                                                    12,216,707
                                                                                                  ------------
INSURANCE--MULTI-LINE--4.5%
   American International Group, Incorporated ..................................      60,927         6,005,117
                                                                                                  ------------
MANUFACTURING--9.9%
   Corning, Incorporated .......................................................     115,449         6,097,150
   Tyco International Ltd ......................................................     132,248         7,339,764
                                                                                                  ------------
                                                                                                    13,436,914
                                                                                                  ------------

                                GAMNA FOCUS FUND

                                DECEMBER 31, 2000

                                   (UNAUDITED)

                                                                                     SHARES           VALUE
                                                                                     -------      ------------
MANUFACTURING--DIVERSIFIED--8.0%
   General Electric Company ....................................................     143,050      $  6,857,459
   Minnesota Mining & Manufacturing Company ....................................      32,372         3,900,826
                                                                                                  ------------
                                                                                                    10,758,285
                                                                                                  ------------
MULTI-MEDIA--3.2%
   Time Warner, Incorporated ...................................................      83,390         4,356,294
                                                                                                  ------------
NETWORKING PRODUCTS--3.9%
   Cisco Systems, Incorporated** ...............................................     138,053         5,280,527
                                                                                                  ------------
OIL-FIELD SERVICES--4.8%
   Schlumberger Limited ........................................................      81,060         6,479,734
                                                                                                  ------------
PIPELINES--5.1%
   Enron Corporation ...........................................................      83,300         6,924,313
                                                                                                  ------------
TELECOMMUNICATION EQUIPMENT--5.7%
   Nokia Corporation-ADR .......................................................     178,376         7,759,356
                                                                                                  ------------
WHOLESALE--DRUG DISTRIBUTORS--2.7%
   Cardinal Health, Incorporated ...............................................      36,849         3,671,081
                                                                                                  ------------
TOTAL COMMON STOCKS (COST $131,985,825) ........................................                   134,702,684
                                                                                                  ------------

                                                                                  PRINCIPAL
                                                                                    AMOUNT
                                                                                  ----------
TEMPORARY INVESTMENTS--2.2%
   RBB Sanson Street Money Market Fund (Cost $3,039,822) .......................  $3,039,822         3,039,822
                                                                                                  ------------
TOTAL INVESTMENTS--101.8%
   (COST $135,025,647*) ........................................................                   137,742,506
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8%) ..................................                    (2,497,272)
                                                                                                  ------------
NET ASSETS--100% ...............................................................                  $135,245,234
                                                                                                  ============

-----------------------

* Aggregate cost for federal income tax purposes was $135,564,591. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

                        Gross Appreciation ................................    $  16,476,314
                        Gross Depreciation ................................      (14,298,399)
                                                                               -------------
                        Net appreciation ..................................    $   2,177,915
                                                                               =============

**   Non-income producing securities.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2000

                                   (UNAUDITED)

ASSETS:
   Investments, at value (Cost $135,025,647) ..........................................         $137,742,506
   Receivables:
      Dividends .......................................................................               70,521
      Fund shares sold ................................................................               35,682
      Interest ........................................................................               10,740
   Prepaid expense ....................................................................                9,424
                                                                                                ------------
         TOTAL ASSETS .................................................................          137,868,873
                                                                                                ------------
LIABILITIES:
   Payable:
      Investment securities purchased .................................................            2,185,747
      Fund shares repurchased .........................................................              236,017
      Due to affiliates ...............................................................               64,874
   Accrued expenses ...................................................................              137,001
                                                                                                ------------
         TOTAL LIABILITIES ............................................................            2,623,639
                                                                                                ------------
   NET ASSETS APPLICABLE TO ALL SHARES OUTSTANDING
         $.0001 PAR VALUE STOCK, (300,000,000 SHARES AUTHORIZED) ......................         $135,245,234
                                                                                                ============
   Net Assets of Class A shares .......................................................         $ 61,438,355
                                                                                                ============
   Class A Shares Outstanding .........................................................            5,987,718
                                                                                                ------------
   NET ASSET VALUE--CLASS A SHARES ....................................................               $10.26
                                                                                                      ======
   Net Assets of Class B shares .......................................................         $ 32,310,002
                                                                                                ============
   Class B Shares Outstanding .........................................................            3,153,892
                                                                                                ------------
   NET ASSET VALUE--CLASS B SHARES ....................................................               $10.24
                                                                                                      ======
   Net Assets of Class C Shares .......................................................         $ 41,496,877
                                                                                                ============
   Class C Shares Outstanding .........................................................            4,061,111
                                                                                                ------------
   NET ASSET VALUE--CLASS C SHARES ....................................................               $10.22
                                                                                                      ======
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2000
   Paid-in capital ....................................................................         $145,950,622
   Undistributed net investment deficit ...............................................             (742,368)
   Undistributed net realized loss ....................................................          (12,679,879)
   Unrealized appreciation on investments .............................................            2,716,859
                                                                                                ------------
                                                                                                $135,245,234
                                                                                                ============


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                             STATEMENT OF OPERATIONS

                       SIX MONTHS ENDED DECEMBER 31, 2000

                                   (UNAUDITED)

INVESTMENT INCOME:
   Income:
      Dividends ................................................................                $    280,752
      Interest .................................................................                      52,979
      Foreign taxes withheld ...................................................                        (316)
                                                                                                ------------
         Total income ..........................................................                     333,415
                                                                                                ------------
   Expenses:
      Investment advisory fee ..................................................                     433,914
      Service organization fee Class A .........................................                      86,769
      Service organization fee Class B .........................................                      49,579
      Service organization fee Class C .........................................                      60,886
      Distribution fee Class B .................................................                     148,737
      Distribution fee Class C .................................................                     182,659
      Accounting/Administration fee ............................................                     135,172
      Federal and state registration fees ......................................                      33,328
      Legal fee ................................................................                      32,391
      Directors' fees ..........................................................                      28,419
      Transfer agent fee Class A ...............................................                      14,121
      Transfer agent fee Class B ...............................................                      13,912
      Transfer agent fee Class C ...............................................                      18,241
      Audit fee ................................................................                      12,225
      Custodian fee ............................................................                      10,808
      Insurance fee ............................................................                       9,581
      Printing fee .............................................................                       7,562
      Miscellaneous ............................................................                       4,987
                                                                                                ------------
      Total expenses ...........................................................                   1,283,291
         Fee waivers ...........................................................                    (336,828)
                                                                                                ------------
   Net expenses ................................................................                     946,463
                                                                                                ------------
      Net investment deficit ...................................................                    (613,048)
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from security transactions ................................                  (7,937,823)
   Change in unrealized appreciation (depreciation) of investments .............                 (27,058,782)
                                                                                                ------------
      Net loss on investments ..................................................                 (34,996,605)
                                                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................                $(35,609,653)
                                                                                                ============


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED      FOR THE PERIOD
                                                                        12/31/00           JULY 27, 1999*
                                                                       (UNAUDITED)      THROUGH JUNE 30, 2000
                                                                     ----------------   ---------------------
   FROM OPERATIONS:
      Net investment deficit ......................................    $   (613,048)        $   (968,791)
      Net realized and unrealized gain (loss) on investments ......     (34,996,605)          25,033,585
                                                                       ------------         ------------
            Net increase (decrease) in net assets resulting
            from operations .......................................     (35,609,653)          24,064,794
                                                                       ------------         ------------
   FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold
         Class A ..................................................      18,098,545           56,821,430
         Class B ..................................................         825,231           31,219,978
         Class C ..................................................       6,728,342           38,289,684
      Cost of shares redeemed
         Class A ..................................................      (3,895,322)            (795,026)
         Class B ..................................................         (37,035)              (4,000)
         Class C ..................................................        (494,436)             (67,298)
                                                                       ------------         ------------
            Net increase from capital share transactions** ........      21,225,325          125,464,768
                                                                       ------------         ------------
   Total increase (decrease) in net assets ........................     (14,384,328)         149,529,562
                                                                       ------------         ------------
NET ASSETS:
   Beginning of period ............................................     149,629,562              100,000
                                                                       ------------         ------------
   End of period (including undistributed net investment deficit of
      ($742,368) and ($129,320), respectively) ....................    $135,245,234         $149,629,562
                                                                       ============         ============

** Capital share transactions (shares) are as follows:

   Class A       Shares purchased .................................       1,414,476            4,963,057
                 Shares reinvested ................................               0                    0
                 Shares redeemed ..................................        (336,362)             (63,451)
                                                                       ------------         ------------
                    Net increase ..................................       1,078,114            4,899,606
                                                                       ============         ============
   Class B       Shares purchased .................................          60,754            3,096,363
                 Shares reinvested ................................               0                    0
                 Shares redeemed ..................................          (2,930)                (296)
                                                                       ------------         ------------
                    Net increase ..................................          57,824            3,096,067
                                                                       ============         ============
   Class C       Shares purchased .................................         512,715            3,599,942
                 Shares reinvested ................................               0                    0
                 Shares redeemed ..................................         (45,440)              (6,107)
                                                                       ------------         ------------
                    Net increase ..................................         467,275            3,593,835
                                                                       ============         ============

-----------------------

*    July 27, 1999 Commencement of operations.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS


     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                           CLASS A
                                                                                           -------
                                                                                 SIX MONTHS      FOR THE PERIOD
                                                                                    ENDED          07/27/99*
                                                                                  12/31/00          THROUGH
                                                                                 (UNAUDITED)        6/30/00
                                                                                 -----------     --------------
Net asset value, beginning of period ......................................        $ 12.91          $ 10.00
                                                                                   -------          -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (deficit) ...............................................          (0.04)           (0.06)
   Net gain (loss) on securities (both realized and unrealized) ...........          (2.61)            2.97
                                                                                   -------          -------
      TOTAL FROM INVESTMENT OPERATIONS ....................................          (2.65)            2.91
                                                                                   -------          -------
LESS DISTRIBUTIONS
   Dividends from net investment income ...................................           0.00             0.00
   Distributions from capital gains .......................................           0.00             0.00
                                                                                   -------          -------
      TOTAL DISTRIBUTIONS .................................................           0.00             0.00
                                                                                   -------          -------
Net asset value, end of period ............................................        $ 10.26          $ 12.91
                                                                                   =======          =======
Total Return(1) ...........................................................         (20.53)%***       29.10%***
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...................................        $61,438          $63,397
   Ratio of gross expenses (before waivers) to average net assets .........           1.19%**          1.56%**
   Ratio of waivers to average net assets .................................          (0.14)%**        (0.22)%**
   Ratio of net expenses (after waivers) to average net assets ............           1.05%**          1.34%**
   Ratio of net investment deficit to average net assets ..................          (0.63)%**        (0.89)%**
   Portfolio Turnover .....................................................          30.29%           54.26%

--------------------

*    Commencement of operations

** Annualized for periods of less than one year. Expense waivers reflect voluntary reductions of distribution related expenses.

***  Not Annualized

(1)  Exclusive of deduction of sales charges on investments.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                          CLASS B
                                                                                          -------
                                                                                 SIX MONTHS     FOR THE PERIOD
                                                                                    ENDED          07/27/99*
                                                                                  12/31/00          THROUGH
                                                                                 (UNAUDITED)        6/30/00
                                                                                 -----------    --------------
Net asset value, beginning of period ......................................        $ 12.90          $ 10.00
                                                                                   -------          -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (deficit) ...............................................          (0.05)           (0.11)
   Net gain (loss) on securities (both realized and unrealized) ...........          (2.61)            3.01
                                                                                   -------          -------
      TOTAL FROM INVESTMENT OPERATIONS ....................................          (2.66)            2.90
                                                                                   -------          -------
LESS DISTRIBUTIONS
   Dividends from net investment income ...................................           0.00             0.00
   Distributions from capital gains .......................................           0.00             0.00
                                                                                   -------          -------
      TOTAL DISTRIBUTIONS .................................................           0.00             0.00
                                                                                   -------          -------
Net asset value, end of period ............................................        $ 10.24          $ 12.90
                                                                                   =======          =======
Total Return(1) ...........................................................         (20.62)%***       29.00%***
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...................................        $32,310          $39,934
   Ratio of gross expenses (before waivers) to average net assets .........           1.97%**          2.45%**
   Ratio of waivers to average net assets .................................          (0.81)%**        (0.90)%**
   Ratio of net expenses (after waivers) to average net assets ............           1.16%**          1.55%**
   Ratio of net investment deficit to average net assets ..................          (0.74)%**        (1.04)%**
   Portfolio Turnover .....................................................          30.29%           54.26%

---------------------

*    Commencement of operations

** Annualized for periods of less than one year. Expense waivers reflect voluntary reductions of distribution related expenses.

***  Not Annualized

(1)  Exclusive of deduction of sales charges on investments.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                          CLASS  C
                                                                                          --------
                                                                                 SIX MONTHS     FOR THE PERIOD
                                                                                    ENDED          07/27/99*
                                                                                  12/31/00          THROUGH
                                                                                 (UNAUDITED)        6/30/00
                                                                                 -----------    --------------
Net asset value, beginning of period ......................................        $ 12.88          $ 10.00
                                                                                   -------          -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (deficit) ...............................................          (0.06)           (0.10)
   Net gain (loss) on securities (both realized and  unrealized) ..........          (2.60)            2.98
                                                                                   -------          -------
      TOTAL FROM INVESTMENT OPERATIONS ....................................          (2.66)            2.88
                                                                                   -------          -------
LESS DISTRIBUTIONS
   Dividends from net investment income ...................................           0.00             0.00
   Distributions from capital gains .......................................           0.00             0.00
                                                                                   -------          -------
      TOTAL DISTRIBUTIONS .................................................           0.00             0.00
                                                                                   -------          -------
Net asset value, end of period ............................................        $ 10.22          $ 12.88
                                                                                   =======          =======
Total Return(1) ...........................................................         (20.65)%***       28.80%***
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...................................        $41,497          $46,298
   Ratio of gross expenses (before waivers) to average net assets .........           1.97%**          2.45%**
   Ratio of waivers to average net assets .................................          (0.52)%**        (0.80)%**
   Ratio of net expenses (after waivers) to average net assets ............           1.45%**          1.65%**
   Ratio of net investment deficit to average net assets ..................          (1.02)%**        (1.16)%**
   Portfolio Turnover .....................................................          30.29%           54.26%

---------------------

*    Commencement of operations

** Annualized for periods of less than one year. Expense waivers reflect voluntary reductions of distribution related expenses.

***  Not Annualized

(1)  Exclusive of deduction of sales charges on investments.


                      See Notes to Financial Statements.

                            GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

                                   (UNAUDITED)

A.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     The GAMNA Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, GAMNA Focus Fund (the "Fund"). The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C, each of which commenced operations on July 27, 1999. The following is a summary of significant accounting policies:

     SECURITY VALUATION--Portfolio securities which are traded on a national securities exchange or included in the NASDAQ National Market System, are valued at the last sales price, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. For the period ended December 31, 2000, no securities required last quoted bid price valuation. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Income, non-class specific expenses, realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ slightly because of the allocation of other class-specific expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower then those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes due to differences in other class specific expenses.

     FEDERAL INCOME TAXES--The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders, which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.   TRANSACTIONS WITH AFFILIATES

     Pursuant to an investment advisory agreement with the Company, Groupama Asset Management N.A. ("GAMNA") serves as the Fund's adviser. For its advisory services, the Adviser is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate based on its average daily net assets, of the first $1 billion, 0.55%, over $1 billion 0.50%. Under the terms of the Expense Limitation Agreement, a limit of 1.90% is set on the operating expenses for each class of the Fund for the initial three years of the Fund's operations. For the six months ended December 31, 2000, each class of the Fund had an expense ratio (after waivers) below 1.90%. Thus, no expense waiver or reimbursement was required by the Adviser.

     From its inception until December 20, 2000, GAMNA was a joint venture between Finama Asset Management ("Finama") and Sorema N.A. Holding Corporation ("Sorema"). Effective December 20, 2000, Sorema sold 100% of its ownership in GAMNA to its affiliate, Finama. Sorema has a purchase and sale agreement with the Fund's distributor to facilitate the financing of payments under the Fund's distribution plan. The agreement was effective as of July 28, 1999.

                             GAMNA SERIES FUNDS, INC.

                                GAMNA FOCUS FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                DECEMBER 31, 2000

                                   (UNAUDITED)

     Certain officers and directors of the Adviser are officers and/or directors of GAMNA Focus Fund. No such officers received compensation from the Fund. For the six months ended December 31, 2000, the directors who are not affiliated with the Adviser received compensation of $24,375 from the Fund.

C.   ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

     PFPC Inc., ("PFPC"), serves as the Fund's administrator and accounting services agent. In compensation for its services, PFPC receives a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets. PFPC has agreed to waive a portion of its administration fees during the Fund's second year of operations. For the six months ended December 31, 2000, $8,918 of these fees have been waived.

     PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to such shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, B and C shares also pay a service fee of 0.25% of average daily net assets of such Fund attributable to each Class. During the six months ended December 31, 2000, the Distributor waived $324,910 of distribution and service fees.

     PFPC Trust Company (the "Custodian") serves as custodian of the assets of the Fund. As compensation for its services, the Custodian receives a fee based on the Fund's average daily gross assets, subject to certain minimums.

     PFPC also serves as the transfer agent and dividend-disbursing agent for the Fund. As such, PFPC receives a minimum monthly fee for each class, transaction charges and out of pocket expenses. For the six months ended December 31, 2000, PFPC waived $3,000 of the Fund's transfer agent fee.

D.   INVESTMENT TRANSACTIONS

     For the six months ended December 31, 2000, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $69,850,286 and $45,737,630, respectively. There were no purchases or sales of long-term U.S. Government Securities.

E.   FEDERAL INCOME TAXES

     At June 30, 2000, a net capital loss carryover of $4,742,056 is available to offset future realized capital gains. This carryover expires June 30, 2008.

F.   SHAREHOLDER FEES

     Class A share purchases are charged a front end sales load of 5.75% of the offering price. Class B and C redemptions are charged a deferred sales load of 5.00% and 1.00%, respectively, on the lower of the original purchase amount or redemption proceeds.


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DIRECTORS & OFFICERS

   Mark P. Bronzo
   CHAIRMAN, PRESIDENT & CHIEF EXECUTIVE OFFICER

   Robert T. Adams
   DIRECTOR

   Vincent Benefico
   DIRECTOR

   James S. Carluccio
   DIRECTOR

   Edward Fogarty, Jr.
   DIRECTOR

   Joseph C. O'Connor
   DIRECTOR AND SENIOR VICE PRESIDENT

   Daniel W. Portanova
   DIRECTOR, SENIOR VICE PRESIDENT, TREASURER AND
   CHIEF OPERATING OFFICER

   Jonathan M. Rather
   DIRECTOR

   Iona K. Watter
   SECRETARY

   Mary Jane Maloney
   ASSISTANT SECRETARY

   Dennis J. Westley
   ASSISTANT TREASURER

   INVESTMENT ADVISER
   Groupama Asset Management N.A.
   199 Water Street
   New York, New York 10038

   DISTRIBUTOR
   PFPC Distributors, Inc.
   3200 Horizon Drive
   King of Prussia, PA 19406

   ADMINISTRATOR
   PFPC, Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809-3710

   TRANSFER AGENT
   PFPC, Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809-3710